Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Disclosure of Inventory
The Group's inventory primarily consisted of vehicles as follows:

	As of June 30, 2025	As of December, 31, 2024
Work in progress	10	—
Finished goods and goods for resale	927,642	1,191,047
Provision for impairment	(121,951)	(111,686)
Total	805,701	1,079,361